Share-buy back (Details) - EUR (€) € in Millions			6 Months Ended
		Feb. 10, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of reserves within equity [line items]
Number of shares acquired (in shares)			15,552,684
Reourchase of shares	[1]		€ 753	€ 648
Other reserves
Disclosure of reserves within equity [line items]
Reourchase of shares	[1]		€ 753	€ 648
Top of range
Disclosure of reserves within equity [line items]
Share buyback program, authorized amount		€ 3,000

[1]	Repurchase of shares reflects the cost of acquiring ordinary shares as part of the share buyback program announced on 10 February 2022.